united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23602

Humankind Benefit Corporation

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

HSC Agent Services, Inc.

245 W Chase Street, Baltimore, MD 21217

(Name and address of agent for service)

Registrant's telephone number, including area code: 646-838-4352

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders. The N-CSR was amended to correct the inception date noted on the Portfolio Review page.

HKND

Semi-Annual Report

June 30, 2022

1-888-557-6692

www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

Humankind US Stock ETF
MANAGEMENT DISCUSSION & ANALYSIS (Unaudited)
June 30, 2022

US equities experienced a tumultuous first half in 2022. Russia’s invasion of Ukraine exacerbated inflationary pressures that had already been persisting from pandemic induced supply chain disruptions. Higher energy and food prices lifted the annual CPI rate to 9.1%, a level not seen since 1981. The continued inflationary shock forced Fed policy into a more aggressive stance and resulted in increasingly larger rate hikes in the second quarter. After an initial rate rise of 25 basis points in March, the Fed raised rates by 50 and 75 basis points at subsequent meetings in the first half of the year. The market reacted adversely to rising rates and the risk of the Fed triggering a recession rather than achieving a soft landing. A variety of more speculative assets were particularly hard hit by the correction in valuations, such as high-flying technology companies or cryptocurrency linked assets. Future earnings estimates for many companies have also come under pressure due to the stronger dollar and early signs of a slowdown in economic activity in some sectors that are particularly interest rate sensitive.

From 12/31/2021 through 6/30/2022, the fund dropped by 12.74% while the benchmark S&P 1500 index declined by 19.91%. This divergence of 7.17% was due to the poor performance of higher valuation technology companies that have a higher weighting in the S&P 1500 index than in HKND. In our opinion, the trajectory of technology company valuations in the second half of the year will likely determine the continued relative performance gap between the index and its benchmark.

The consumer discretionary sector was the worst performer in the fund with a return of -32.96% during the reporting period, although the return contribution from the sector was only -1.07% since the fund’s allocation to it was just 3.24%. The healthcare sector, which represents the largest allocation in the fund at 32.45%, had a return of -10.12% and a performance contribution of -3.26%. The materials sector was the only category to post a positive return of 6.57% in the first half of 2022.

Focusing on the individual company level, the top five contributing companies were Corteva, Abbvie, Bristol-Meyers, Merck and Eli Lilly with return contributions of 51%, .51%, 32%, 26% and 21% respectively. The five largest detractors from performance were Alphabet, Apple, HCA Healthcare, General Electric and Microsoft with return contributions of -1.51%, -.87%, -.59%, -.58% and -.54% respectively.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Humankind US Stock ETF. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 888-557-6692. The prospectus should be read carefully before investing. The Humankind US Stock ETF is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Humankind Investments, LLC and Northern Lights Distributors, LLC are not affiliated.

6810-NLD-08162022

Humankind US Stock ETF
PORTFOLIO REVIEW (Unaudited)
June 30, 2022

The Fund’s performance figures* for the six months ended June 30, 2022, compared to its benchmark:

	For the
	Six Months	Since Inception** -
Fund/Index	Ended	June 30, 2022
Humankind US Stock ETF	-12.78%	3.64%
Humankind US Stock ETF — Market Price	-12.74%	3.70%
S&P Composite 1500 ***	-19.91%	-0.97%
Humankind US Equity Index ****	-12.81%	3.70%

**	As of the close of business on February 23, 2021

***	The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

****	The Humankind US Equity Index (the “Index”) is designed to provide exposure to approximately 1,000 U.S. listed public companies that, Humankind Investments LLC (“Index Sponsor”) has determined to have the most positive impact on humanity, defined as investors, customers, employees, and members of society. The Index’s methodology is owned and compiled by the Index Sponsor and utilizes an independent index calculation agent, Solactive AG, to calculate, publish, and maintain the index market value on a daily basis.

The index methodology also seeks to, although is under no obligation to, follow the principles of the United Nations Principles for Responsible Investment (“UNPRI”). For the Index, this particularly includes incorporating environmental, social, and corporate governance issues into the Index Sponsor’s investment analysis and decision-making processes. Additional information related to the UNPRI is available at: https://www.unpri.org/.

Humankind US Stock ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
June 30, 2022

Portfolio Composition as of June 30, 2022

Portfolio Composition (Unaudited)	% of Net Assets
Common Stocks	99.6%
Other Assets in Excess of Liabilities	0.4%
100.0%

Industry Composition (Unaudited)	% of Net Assets
Biotech & Pharma	16.1%
Health Care Facilities & Services	10.6%
Chemicals	6.2%
Technology Hardware	5.5%
Telecommuncations	5.2%
Medical Equipment & Devices	5.1%
Household Products	5.0%
Internet Media & Services	4.7%
Food	3.9%
Machinery	3.8%
Other Assets and Other Liabilities - Net	33.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING — 0.1%
1,630	Interpublic Group of Companies, Inc.	$44,874
1,068	Omnicom Group, Inc.	67,935
		112,809
	AEROSPACE & DEFENSE — 0.0%(a)
204	Barnes Group, Inc.	6,353
82	Moog, Inc., Class A	6,510
26	Teledyne Technologies, Inc.(b)	9,753
		22,616
	APPAREL & TEXTILE PRODUCTS — 0.1%
84	Carter’s, Inc.	5,920
1,880	Figs, Inc.(b)	17,127
862	Fossil Group, Inc.(b)	4,457
909	Hanesbrands, Inc.	9,354
634	Levi Strauss & Company, Class A	10,347
254	PVH Corporation	14,453
112	Ralph Lauren Corporation	10,041
489	VF Corporation	21,599
		93,298
	ASSET MANAGEMENT — 0.4%
63	Affiliated Managers Group, Inc.	7,346
186	Ameriprise Financial, Inc.	44,208
668	Ares Management Corporation, Class A	37,982
111	BlackRock, Inc.	67,603
935	Carlyle Group, Inc.	29,602
1,130	Charles Schwab Corporation	71,393
625	Franklin Resources, Inc.	14,569
1,038	Invesco Ltd.	16,743
134	LPL Financial Holdings, Inc.	24,720
944	ODP Corporation (The)(b)	28,547
426	Raymond James Financial, Inc.	38,089
321	Stifel Financial Corporation	17,982
225	T Rowe Price Group, Inc.	25,562
		424,346

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	AUTOMOTIVE — 0.1%
4,019	Goodyear Tire & Rubber Company(b)	$43,044
5,171	Luminar Technologies, Inc.(b)	30,664
53	Tesla, Inc.(b)	35,691
		109,399
	BANKING — 2.3%
276	Associated Banc-Corporation	5,040
15,397	Bank of America Corporation	479,309
143	Bank OZK	5,367
145	BankUnited, Inc.	5,158
93	BOK Financial Corporation	7,029
3,786	Citigroup, Inc.	174,118
792	Citizens Financial Group, Inc.	28,266
214	Comerica, Inc.	15,703
88	Commerce Bancshares, Inc.	5,777
51	Cullen/Frost Bankers, Inc.	5,939
126	East West Bancorp, Inc.	8,165
978	Fifth Third Bancorp	32,861
11	First Citizens BancShares, Inc., Class A	7,192
455	First Horizon Corporation	9,946
117	First Republic Bank	16,871
505	FNB Corporation	5,484
268	Hilltop Holdings, Inc.	7,145
2,021	Huntington Bancshares, Inc.	24,313
4,914	JPMorgan Chase & Company	553,366
1,672	KeyCorporation	28,809
190	M&T Bank Corporation	30,284
747	New York Community Bancorp, Inc.	6,820
2,191	PNC Financial Services Group, Inc.	345,674
1,370	Regions Financial Corporation	25,688
38	Signature Bank	6,810
40	SVB Financial Group(b)	15,800
210	Synovus Financial Corporation	7,571
1,624	Truist Financial Corporation	77,026
1,796	US Bancorp	82,652
142	Webster Financial Corporation	5,985

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING — 2.3% (Continued)
8,379	Wells Fargo & Company	$328,205
86	Western Alliance Bancorp	6,072
86	Wintrust Financial Corporation	6,893
243	Zions Bancorp NA	12,369
		2,383,707
	BEVERAGES — 1.4%
3,711	Coca-Cola Company	233,459
24	Coca-Cola Consolidated, Inc.	13,534
4,688	Keurig Dr Pepper, Inc.	165,908
83	Monster Beverage Corporation(b)	7,694
6,017	PepsiCo, Inc.	1,002,793
2,704	Primo Water Corporation	36,180
		1,459,568
	BIOTECH & PHARMA — 16.1%
902	2seventy bio, Inc.(b)	11,906
12,051	AbbVie, Inc.	1,845,731
1,073	ACADIA Pharmaceuticals, Inc.(b)	15,119
283	Agios Pharmaceuticals, Inc.(b)	6,274
106	Albireo Pharma, Inc.(b)	2,105
514	Alector, Inc.(b)	5,222
582	Allogene Therapeutics, Inc.(b)	6,635
657	Alnylam Pharmaceuticals, Inc.(b)	95,823
3,922	Amgen, Inc.	954,223
1,167	Amicus Therapeutics, Inc.(b)	12,534
323	Amphastar Pharmaceuticals, Inc.(b)	11,237
154	AnaptysBio, Inc.(b)	3,126
350	Anavex Life Sciences Corporation(b)	3,504
117	ANI Pharmaceuticals, Inc.(b)	3,471
486	Apellis Pharmaceuticals, Inc.(b)	21,977
172	Arcturus Therapeutics Holdings, Inc.(b)	2,707
382	Arcus Biosciences, Inc.(b)	9,680
156	Arcutis Biotherapeutics, Inc.(b)	3,324
634	Arrowhead Pharmaceuticals, Inc.(b)	22,323
281	Arvinas, Inc.(b)	11,827
404	Atara Biotherapeutics, Inc.(b)	3,147

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA — 16.1% (Continued)
699	Avid Bioservices, Inc.(b)	$10,667
174	Axsome Therapeutics, Inc.(b)	6,664
367	Beam Therapeutics, Inc.(b)	14,207
942	BioCryst Pharmaceuticals, Inc.(b)	9,966
2,567	Biogen, Inc.(b)	523,514
198	Biohaven Pharmaceutical Holding Company Ltd.(b)	28,851
1,191	BioMarin Pharmaceutical, Inc.(b)	98,698
303	Blueprint Medicines Corporation(b)	15,305
688	Bridgebio Pharma, Inc.(b)	6,247
21,563	Bristol-Myers Squibb Company	1,660,351
170	Cassava Sciences, Inc.(b)	4,780
686	Catalyst Pharmaceuticals, Inc.(b)	4,809
308	Cerevel Therapeutics Holdings, Inc.(b)	8,144
261	ChemoCentryx, Inc.(b)	6,468
151	Chinook Therapeutics, Inc.(b)	2,641
610	Coherus Biosciences, Inc.(b)	4,416
677	Corcept Therapeutics, Inc.(b)	16,099
174	Crinetics Pharmaceuticals, Inc.(b)	3,245
398	CTI BioPharma Corporation(b)	2,376
375	Cytokinetics, Inc.(b)	14,734
178	Deciphera Pharmaceuticals, Inc.(b)	2,341
587	Denali Therapeutics, Inc.(b)	17,275
205	Design Therapeutics, Inc.(b)	2,870
136	DICE Therapeutics, Inc.(b)	2,111
761	Dynavax Technologies Corporation(b)	9,581
69	Eagle Pharmaceuticals, Inc.(b)	3,066
630	Editas Medicine, Inc.(b)	7,453
528	Elanco Animal Health, Inc.(b)	10,365
4,874	Eli Lilly and Company	1,580,297
585	Emergent BioSolutions, Inc.(b)	18,158
205	Enanta Pharmaceuticals, Inc.(b)	9,690
1,149	EQRx, Inc.(b)	5,389
659	Erasca, Inc.(b)	3,671
177	Evolus, Inc.(b)	2,053
3,037	Exelixis, Inc.(b)	63,230

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA — 16.1% (Continued)
505	Fate Therapeutics, Inc.(b)	$12,514
1,316	FibroGen, Inc.(b)	13,897
11,828	Gilead Sciences, Inc.	731,089
328	Global Blood Therapeutics, Inc.(b)	10,480
312	Guardant Health, Inc.(b)	12,586
870	Halozyme Therapeutics, Inc.(b)	38,280
150	Harmony Biosciences Holdings, Inc.(b)	7,316
2,184	ImmunoGen, Inc.(b)	9,828
1,804	Incyte Corporation(b)	137,050
236	Inhibrx, Inc.(b)	2,679
987	Innoviva, Inc.(b)	14,568
616	Insmed, Inc.(b)	12,148
264	Instil Bio, Inc.(b)	1,220
427	Intellia Therapeutics, Inc.(b)	22,102
385	Intra-Cellular Therapies, Inc.(b)	21,976
1,699	Ionis Pharmaceuticals, Inc.(b)	62,897
626	Iovance Biotherapeutics, Inc.(b)	6,911
2,202	Ironwood Pharmaceuticals, Inc.(b)	25,389
138	iTeos Therapeutics, Inc.(b)	2,843
422	IVERIC bio, Inc.(b)	4,060
11,840	Johnson & Johnson	2,101,718
121	Karuna Therapeutics, Inc.(b)	15,308
89	Keros Therapeutics, Inc.(b)	2,459
480	Kezar Life Sciences, Inc.(b)	3,970
345	Kiniksa Pharmaceuticals Ltd.(b)	3,343
108	Krystal Biotech, Inc.(b)	7,091
266	Kura Oncology, Inc.(b)	4,876
444	Kymera Therapeutics, Inc.(b)	8,742
229	Legend Biotech Corporation — ADR(b)	12,595
101	Ligand Pharmaceuticals, Inc.(b)	9,011
76	Madrigal Pharmaceuticals, Inc.(b)	5,440
1,189	MannKind Corporation(b)	4,530
2,269	Maravai LifeSciences Holdings, Inc.(b)	64,462
16,894	Merck & Company, Inc.	1,540,226
219	Mirati Therapeutics, Inc.(b)	14,701

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA — 16.1% (Continued)
2,226	Moderna, Inc.(b)	$317,984
196	Morphic Holding, Inc.(b)	4,253
5,366	Nektar Therapeutics(b)	20,391
683	Neurocrine Biosciences, Inc.(b)	66,579
266	NGM Biopharmaceuticals, Inc.(b)	3,410
200	Nkarta, Inc.(b)	2,464
384	Novavax, Inc., Class A(b)	19,749
962	Nuvation Bio, Inc.(b)	3,117
815	Organogenesis Holdings, Inc.(b)	3,977
4,134	Organon & Company	139,523
294	Pacira BioSciences, Inc.(b)	17,140
40,179	Pfizer, Inc.	2,106,585
464	Point Biopharma Global, Inc.(b)	3,160
284	Prestige Consumer Healthcare, Inc.(b)	16,699
73	Prometheus Biosciences, Inc.(b)	2,061
484	PTC Therapeutics, Inc.(b)	19,389
159	Reata Pharmaceuticals, Inc., Class A(b)	4,832
619	Recursion Pharmaceuticals, Inc.(b)	5,039
844	Regeneron Pharmaceuticals, Inc.(b)	498,914
638	REGENXBIO, Inc.(b)	15,759
523	Relay Therapeutics, Inc.(b)	8,760
105	Relmada Therapeutics, Inc.(b)	1,994
140	Replimune Group, Inc.(b)	2,447
318	Revance Therapeutics, Inc.(b)	4,395
325	REVOLUTION Medicines, Inc.(b)	6,334
6,502	Royalty Pharma PLC, Class A	273,344
320	Sage Therapeutics, Inc.(b)	10,336
2,213	Sana Biotechnology, Inc.(b)	14,230
1,589	Sangamo Therapeutics, Inc.(b)	6,578
529	Sarepta Therapeutics, Inc.(b)	39,654
967	Seagen, Inc.(b)	171,101
53	Sierra Oncology, Inc.(b)	2,914
240	SIGA Technologies, Inc.	2,779
1,686	Sorrento Therapeutics, Inc.(b)	3,389
158	SpringWorks Therapeutics, Inc.(b)	3,890

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA — 16.1% (Continued)
475	Supernus Pharmaceuticals, Inc.(b)	$13,737
223	Syndax Pharmaceuticals, Inc.(b)	4,291
921	TG Therapeutics, Inc.(b)	3,914
305	Travere Therapeutics, Inc.(b)	7,390
179	Turning Point Therapeutics, Inc.(b)	13,470
558	Ultragenyx Pharmaceutical, Inc.(b)	33,290
314	United Therapeutics Corporation(b)	73,991
523	Vanda Pharmaceuticals, Inc.(b)	5,701
180	Vaxcyte, Inc.(b)	3,917
1,836	Vertex Pharmaceuticals, Inc.(b)	517,366
1,093	Viatris, Inc.	11,444
484	Vir Biotechnology, Inc.(b)	12,327
558	Xencor, Inc.(b)	15,272
213	Zentalis Pharmaceuticals, Inc.(b)	5,985
		16,725,197
	CABLE & SATELLITE — 1.1%
2,708	Altice USA, Inc., Class A(b)	25,049
4	Cable One, Inc.	5,157
504	Charter Communications, Inc., Class A(b)	236,139
18,628	Comcast Corporation, Class A	730,963
3,276	DISH Network Corporation, Class A(b)	58,739
736	Liberty Broadband Corporation — Series C(b)	85,111
		1,141,158
	CHEMICALS — 6.2%
1,180	AdvanSix, Inc.	39,459
239	Air Products and Chemicals, Inc.	57,475
38	Albemarle Corporation	7,941
4,332	American Vanguard Corporation	96,820
89	Ashland Global Holdings, Inc.	9,171
223	Avery Dennison Corporation	36,097
164	Avient Corporation	6,573
412	Axalta Coating Systems Ltd.(b)	9,109
332	Cabot Corporation	21,178
128	Celanese Corporation	15,054
7,197	CF Industries Holdings, Inc.	616,999

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS — 6.2% (Continued)
376	Chemours Company (The)	$12,040
559	Codexis, Inc.(b)	5,847
32,239	Corteva, Inc.	1,745,419
213	CVR Partners, L.P.	21,268
1,618	Dow, Inc.	83,505
5,205	DuPont de Nemours, Inc.	289,294
913	Eastman Chemical Company	81,960
7,881	Ecolab, Inc.	1,211,783
531	Element Solutions, Inc.	9,452
7,693	FMC Corporation	823,228
449	GreenLight Biosciences Holdings PBC(b)	992
306	Hawkins, Inc.	11,025
113	HB Fuller Company	6,804
481	Huntsman Corporation	13,636
255	International Flavors & Fragrances, Inc.	30,376
201	Intrepid Potash, Inc.(b)	9,103
1,603	LSB Industries, Inc.(b)	22,218
21,769	Mosaic Company	1,028,150
342	PPG Industries, Inc.	39,104
182	RPM International, Inc.	14,327
91	Sensient Technologies Corporation	7,331
184	Sherwin-Williams Company	41,199
215	Trinseo plc	8,269
449	Tronox Holdings plc, Class A	7,543
782	Univar Solutions, Inc.(b)	19,448
65	Westlake Corporation	6,371
		6,465,568
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,576	ABM Industries, Inc.	68,430
154	AMN Healthcare Services, Inc.(b)	16,895
2,000	Aramark	61,260
156	ASGN, Inc.(b)	14,079
79	Barrett Business Services, Inc.	5,757
305	Brady Corporation, Class A	14,408
253	Brink’s Company	15,360

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.7% (Continued)
131	Cintas Corporation	$48,932
70	Clean Harbors, Inc.(b)	6,137
76	CorVel Corporation(b)	11,193
751	Deluxe Corporation	16,274
373	First Advantage Corporation(b)	4,726
85	FTI Consulting, Inc.(b)	15,372
474	H&R Block, Inc.	16,742
1,238	Healthcare Services Group, Inc.	21,554
520	Heritage-Crystal Clean, Inc.(b)	14,019
298	Insperity, Inc.	29,749
1,315	Kelly Services, Inc., Class A	26,076
118	Kforce, Inc.	7,238
179	Korn Ferry	10,386
1,261	ManpowerGroup, Inc.	96,353
577	Robert Half International, Inc.	43,212
3,008	SP Plus Corporation(b)	92,406
490	Stericycle, Inc.(b)	21,487
219	TriNet Group, Inc.(b)	16,999
541	TrueBlue, Inc.(b)	9,684
70	UniFirst Corporation	12,053
807	Viad Corporation(b)	22,281
		739,062
	CONSTRUCTION MATERIALS — 0.1%
365	Advanced Drainage Systems, Inc.	32,876
84	Carlisle Companies, Inc.	20,043
406	Owens Corning	30,170
		83,089
	CONSUMER SERVICES — 0.1%
16	Graham Holdings Company, Class B	9,069
576	Matthews International Corporation, Class A	16,514
293	Rent-A-Center, Inc.	5,699
204	Service Corp International	14,100
1,302	WW International, Inc.(b)	8,320
		53,702

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONTAINERS & PACKAGING — 0.2%
287	AptarGroup, Inc.	$29,621
957	Berry Global Group, Inc.(b)	52,290
761	Graphic Packaging Holding Company	15,601
222	Greif, Inc., Class B	13,828
3,126	Pactiv Evergreen, Inc.	31,135
522	Sealed Air Corporation	30,130
321	Sonoco Products Company	18,310
		190,915
	DATA CENTER REIT — 0.1%
228	Digital Realty Trust, Inc.	29,601
56	Equinix, Inc.	36,793
		66,394
	DIVERSIFIED INDUSTRIALS — 2.1%
4,559	3M Company	589,980
407	Dover Corporation	49,377
758	Emerson Electric Company	60,291
20,710	General Electric Company	1,318,606
522	Honeywell International, Inc.	90,729
251	Illinois Tool Works, Inc.	45,745
		2,154,728
	E-COMMERCE DISCRETIONARY — 0.7%
1,492	1-800-Flowers.com, Inc., Class A(b)	14,189
6,360	Amazon.com, Inc.(b)	675,496
819	eBay, Inc.	34,128
68	Etsy, Inc.(b)	4,978
227	Overstock.com, Inc.(b)	5,677
205	Wayfair, Inc., Class A(b)	8,930
		743,398
	ELECTRICAL EQUIPMENT — 0.6%
74	Acuity Brands, Inc.	11,399
109	AMETEK, Inc.	11,978
499	Amphenol Corporation, Class A	32,126
82	Atkore International Group, Inc.(b)	6,807
243	Belden, Inc.	12,945
1,796	Carrier Global Corporation	64,045

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRICAL EQUIPMENT — 0.6% (Continued)
120	Cognex Corporation	$5,102
2,118	Fortive Corporation	115,177
74	Generac Holdings, Inc.(b)	15,583
94	Hubbell, Inc.	16,787
265	Itron, Inc.(b)	13,099
196	Keysight Technologies, Inc.(b)	27,019
25	Littelfuse, Inc.	6,351
235	National Instruments Corporation	7,339
128	Novanta, Inc.(b)	15,523
203	OSI Systems, Inc.(b)	17,344
293	Otis Worldwide Corporation	20,706
343	Rockwell Automation, Inc.	68,363
79	Roper Technologies, Inc.	31,177
145	Sensata Technologies Holding plc	5,990
255	SMART Global Holdings, Inc.(b)	4,174
170	Trimble, Inc.(b)	9,899
727	Vertiv Holdings Company	5,976
471	Vontier Corporation	10,828
472	Watts Water Technologies, Inc., Class A	57,980
		593,717
	ENGINEERING & CONSTRUCTION — 0.8%
829	AECOM	54,067
258	Dycom Industries, Inc.(b)	24,004
188	EMCOR Group, Inc.	19,356
4,946	Jacobs Engineering Group, Inc.	628,785
441	Tetra Tech, Inc.	60,219
31	TopBuild Corporation(b)	5,182
		791,613
	ENTERTAINMENT CONTENT — 0.6%
805	Activision Blizzard, Inc.	62,677
263	AMC Networks, Inc., Class A(b)	7,659
162	Electronic Arts, Inc.	19,707
951	Endeavor Group Holdings, Inc.(b)	19,553
1,322	Fox Corporation, Class A	42,516
795	Lions Gate Entertainment Corporation, Class A(b)	7,401

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ENTERTAINMENT CONTENT — 0.6% (Continued)
2,450	Paramount Global, Class B	$60,466
765	ROBLOX Corporation, Class A(b)	25,138
356	Take-Two Interactive Software, Inc.(b)	43,621
2,761	Walt Disney Company(b)	260,638
2,027	Warner Bros Discovery, Inc.(b)	27,202
1,078	Warner Music Group Corporation	26,260
		602,838
	FOOD — 3.9%
1,125	B&G Foods, Inc.	26,753
3,771	Campbell Soup Company	181,197
6,631	Conagra Brands, Inc.	227,045
395	Darling Ingredients, Inc.(b)	23,621
2,814	Flowers Foods, Inc.	74,064
23,726	Fresh Del Monte Produce, Inc.	700,629
4,655	General Mills, Inc.	351,220
1,765	Hain Celestial Group, Inc.(b)	41,901
225	Hershey Company	48,411
1,508	Hostess Brands, Inc.(b)	31,985
1,739	Ingredion, Inc.	153,310
373	J & J Snack Foods Corporation	52,093
2,941	J M Smucker Company	376,477
247	John B Sanfilippo & Son, Inc.	17,905
5,936	Kellogg Company	423,474
2,002	Lamb Weston Holdings, Inc.	143,063
72	Lancaster Colony Corporation	9,272
367	McCormick & Company, Inc.	30,553
1,119	Mission Produce, Inc.(b)	15,946
15,228	Mondelez International, Inc., Class A	945,507
428	Post Holdings, Inc.(b)	35,246
1,612	SunOpta, Inc.(b)	12,541
3,340	TreeHouse Foods, Inc.(b)	139,679
746	Utz Brands, Inc.	10,310
		4,072,200

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(a)
135	Louisiana-Pacific Corporation	$7,075

	GAS & WATER UTILITIES — 2.0%
1,856	American States Water Company	151,283
8,620	American Water Works Company, Inc.	1,282,397
3,657	California Water Service Group	203,146
6,556	Essential Utilities, Inc.	300,593
345	Middlesex Water Company	30,250
111	Northwest Natural Holding Company	5,894
1,782	SJW Group	111,215
392	York Water Company	15,849
		2,100,627
	HEALTH CARE FACILITIES & SERVICES — 10.6%
2,152	23andMe Holding Company(b)	5,337
779	Acadia Healthcare Company, Inc.(b)	52,684
86	Addus HomeCare Corporation(b)	7,162
380	Agiliti, Inc.(b)	7,794
589	agilon health, Inc.(b)	12,858
182	Amedisys, Inc.(b)	19,132
2,751	AmerisourceBergen Corporation	389,211
731	Anthem, Inc.	352,766
253	Apollo Medical Holdings, Inc.(b)	9,763
6,154	Brookdale Senior Living, Inc.(b)	27,939
1,132	Cano Health, Inc.(b)	4,958
10,083	Cardinal Health, Inc.	527,038
1,136	Catalent, Inc.(b)	121,881
8,501	Centene Corporation(b)	719,270
847	Charles River Laboratories International, Inc.(b)	181,233
32	Chemed Corporation	15,020
1,614	Cigna Corporation	425,321
45,457	Community Health Systems, Inc.(b)	170,464
6,965	CVS Health Corporation	645,377
3,286	DaVita, Inc.(b)	262,749
1,274	Encompass Health Corporation	71,408
336	Ensign Group, Inc.	24,686
334	Fulgent Genetics, Inc.(b)	18,213

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 10.6% (Continued)
2,892	Hanger, Inc.(b) $	41,413
3,920	HCA Healthcare, Inc.	658,795
2,481	Henry Schein, Inc.(b)	190,392
496	Humana, Inc.	232,163
3,464	Invitae Corporation(b)	8,452
3,310	IQVIA Holdings, Inc.(b)	718,237
4,011	Laboratory Corp of America Holdings	940,018
139	LHC Group, Inc.(b)	21,648
868	LifeStance Health Group, Inc.(b)	4,826
2,447	McKesson Corporation	798,236
2,995	Mednax, Inc.(b)	62,925
603	Medpace Holdings, Inc.(b)	90,251
185	Molina Healthcare, Inc.(b)	51,728
184	National HealthCare Corporation	12,862
3,083	NeoGenomics, Inc.(b)	25,126
9,082	OPKO Health, Inc.(b)	22,977
676	Option Care Health, Inc.(b)	18,786
5,347	Owens & Minor, Inc.	168,163
738	Patterson Companies, Inc.	22,361
2,045	Premier, Inc., Class A	72,966
3,729	Quest Diagnostics, Inc.	495,882
2,833	RadNet, Inc.(b)	48,954
4,318	Select Medical Holdings Corporation	101,991
526	Sotera Health Company(b)	10,304
484	Surgery Partners, Inc.(b)	13,997
6,216	Syneos Health, Inc.(b)	445,563
480	Teladoc Health, Inc.(b)	15,941
5,115	Tenet Healthcare Corporation(b)	268,844
2,397	UnitedHealth Group, Inc.	1,231,171
1,873	Universal Health Services, Inc., Class B	188,630
61	US Physical Therapy, Inc.	6,661
		11,062,527
	HEALTH CARE REIT — 0.2%
32,167	Diversified Healthcare Trust	58,544
726	Healthpeak Properties, Inc.	18,811

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE REIT — 0.2% (Continued)
1,230	Medical Properties Trust, Inc.	$18,782
120	National Health Investors, Inc.	7,273
224	Omega Healthcare Investors, Inc.	6,315
865	Ventas, Inc.	44,487
440	Welltower, Inc.	36,234
		190,446
	HOME & OFFICE PRODUCTS — 0.1%
902	ACCO Brands Corporation	5,890
1,559	Newell Brands, Inc.	29,683
256	Scotts Miracle-Gro Company	20,221
399	Whirlpool Corporation	61,793
		117,587
	HOME CONSTRUCTION — 0.6%
316	Century Communities, Inc.	14,211
1,674	DR Horton, Inc.	110,802
427	Dream Finders Homes, Inc.(b)	4,543
204	Fortune Brands Home & Security, Inc.	12,216
882	KB Home	25,102
2,130	Lennar Corporation, Class B	125,052
127	LGI Homes, Inc.(b)	11,036
332	M/I Homes, Inc.(b)	13,167
499	Masco Corporation	25,249
521	MDC Holdings, Inc.	16,834
309	Meritage Homes Corporation(b)	22,403
274	Mohawk Industries, Inc.(b)	34,001
10	NVR, Inc.(b)	40,041
1,619	PulteGroup, Inc.	64,161
1,131	Taylor Morrison Home Corporation(b)	26,420
949	Toll Brothers, Inc.	42,325
1,013	Tri Pointe Homes, Inc.(b)	17,089
		604,652
	HOTEL REIT — 0.0%(a)
798	Park Hotels & Resorts, Inc.	10,829
519	RLJ Lodging Trust	5,725
73	Ryman Hospitality Properties, Inc.(b)	5,550
		22,104

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOTEL REITS — 0.0%(a)
402	Apple Hospitality REIT, Inc.	$5,897
1,543	Host Hotels & Resorts, Inc.	24,194
		30,091
	HOUSEHOLD PRODUCTS — 5.0%
175	Beauty Health Company (The)(b)	2,251
361	Central Garden & Pet Company, Class A(b)	14,444
2,832	Church & Dwight Company, Inc.	262,413
4,776	Clorox Company	673,320
6,798	Colgate-Palmolive Company	544,792
531	Energizer Holdings, Inc.	15,054
136	Estee Lauder Companies, Inc., Class A	34,635
234	Kimberly-Clark Corporation	31,625
138	Nu Skin Enterprises, Inc., Class A	5,975
23,495	Procter & Gamble Company	3,378,346
1,609	Spectrum Brands Holdings, Inc.	131,970
		5,094,825
	INDUSTRIAL INTERMEDIATE PROD — 0.1%
292	Valmont Industries, Inc.	65,592

	INDUSTRIAL REIT — 0.0%(a)
143	Duke Realty Corporation	7,858
242	Prologis, Inc.	28,471
		36,329
	INDUSTRIAL SUPPORT SERVICES — 0.1%
14	AMERCO	6,695
52	Applied Industrial Technologies, Inc.	5,001
316	Fastenal Company	15,775
106	MSC Industrial Direct Company, Inc., Class A	7,962
524	Resideo Technologies, Inc.(b)	10,176
69	SiteOne Landscape Supply, Inc.(b)	8,202
73	United Rentals, Inc.(b)	17,732
73	Watsco, Inc.	17,434
81	WESCO International, Inc.(b)	8,675
72	WW Grainger, Inc.	32,719
		130,371

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INFRASTRUCTURE REIT — 0.1%
127	American Tower Corporation	$32,460
406	Crown Castle International Corporation	68,362
66	SBA Communications Corporation	21,123
		121,945
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
2,006	Bank of New York Mellon Corporation	83,670
2,766	BGC Partners, Inc., Class A	9,321
168	Cboe Global Markets, Inc.	19,016
178	CME Group, Inc.	36,437
135	Evercore, Inc., Class A	12,637
894	Goldman Sachs Group, Inc.	265,536
186	Interactive Brokers Group, Inc., Class A	10,232
488	Intercontinental Exchange, Inc.	45,892
1,465	Jefferies Financial Group, Inc.	40,463
437	Lazard Ltd., Class A	14,163
143	Moelis & Company, Class A	5,627
3,455	Morgan Stanley	262,787
122	Nasdaq, Inc.	18,610
253	Northern Trust Corporation	24,409
53	Piper Sandler Cos	6,008
129	SEI Investments Company	6,969
1,179	State Street Corporation	72,685
443	StoneX Group, Inc.(b)	34,585
14	Virtu Financial, Inc., Class A	328
		969,376
	INSURANCE — 2.0%
1,351	Aflac, Inc.	74,751
47	Alleghany Corporation(b)	39,156
1,733	Allstate Corporation	219,623
256	American Equity Investment Life Holding Company	9,362
249	American Financial Group, Inc.	34,564
1,550	American International Group, Inc.	79,252
211	Arthur J Gallagher & Company	34,401
239	Assurant, Inc.	41,311
389	Brighthouse Financial, Inc.(b)	15,957

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE — 2.0% (Continued)
215	Brown & Brown, Inc.	$12,543
335	Cincinnati Financial Corporation	39,858
121	CNA Financial Corporation	5,433
603	CNO Financial Group, Inc.	10,908
1,070	Equitable Holdings, Inc.	27,895
62	Erie Indemnity Company, Class A	11,916
6,880	Genworth Financial, Inc., Class A(b)	24,286
164	Globe Life, Inc.	15,985
167	Hanover Insurance Group, Inc.	24,424
1,216	Hartford Financial Services Group, Inc.	79,563
438	Jackson Financial, Inc., Class A	11,717
417	Kemper Corporation	19,974
938	Lincoln National Corporation	43,870
1,408	Loews Corporation	83,438
31	Markel Corporation(b)	40,091
622	Marsh & McLennan Companies, Inc.	96,566
385	Mercury General Corporation	17,056
2,589	MetLife, Inc.	162,563
1,868	Old Republic International Corporation	41,768
677	Principal Financial Group, Inc.	45,217
1,634	Progressive Corporation	189,985
1,943	Prudential Financial, Inc.	185,906
361	Radian Group, Inc.	7,094
468	Reinsurance Group of America, Inc.	54,892
179	Selective Insurance Group, Inc.	15,562
923	Travelers Companies, Inc.	156,107
966	Unum Group	32,863
331	Voya Financial, Inc.	19,704
582	W R Berkley Corporation	39,727
		2,065,287
	INTERNET MEDIA & SERVICES — 4.7%
68	Airbnb, Inc., CLASS A(b)	6,057
1,976	Alphabet, Inc., Class A(b)	4,306,218
25	Booking Holdings, Inc.(b)	43,725
229	Expedia Group, Inc.(b)	21,716

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERNET MEDIA & SERVICES — 4.7% (Continued)
233	GoDaddy, Inc., Class A(b)	$16,207
1,369	IAC/InterActiveCorporation(b)	104,003
1,586	Meta Platforms, Inc., Class A(b)	255,743
648	Netflix, Inc.(b)	113,316
765	Opendoor Technologies, Inc.(b)	3,603
285	Pinterest, Inc., Class A(b)	5,176
769	Snap, Inc., Class A(b)	10,097
205	Twitter, Inc.(b)	7,665
50	VeriSign, Inc.(b)	8,367
		4,901,893
	LEISURE FACILITIES & SERVICES — 0.4%
740	AMC Entertainment Holdings, Inc., Class A(b)	10,027
512	Cinemark Holdings, Inc.(b)	7,690
148	Hilton Grand Vacations, Inc.(b)	5,288
358	Hilton Worldwide Holdings, Inc.	39,896
272	Hyatt Hotels Corporation, Class A(b)	20,104
259	Live Nation Entertainment, Inc.(b)	21,388
52	Madison Square Garden Sports Corporation(b)	7,852
705	Marriott International, Inc., Class A	95,887
108	Marriott Vacations Worldwide Corporation	12,550
222	Six Flags Entertainment Corporation(b)	4,817
2,554	Starbucks Corporation	195,100
399	Travel + Leisure Company	15,489
47	Vail Resorts, Inc.	10,248
126	Wyndham Hotels & Resorts, Inc.	8,281
		454,617
	LEISURE PRODUCTS — 0.0%(a)
269	Callaway Golf Company(b)	5,488
228	Camping World Holdings, Inc., CLASS A	4,923
191	Hasbro, Inc.	15,639
483	Mattel, Inc.(b)	10,785
		36,835
	MACHINERY — 3.8%
5,619	AGCO Corporation	554,595
594	Alamo Group, Inc.	69,159

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MACHINERY — 3.8% (Continued)
518	Caterpillar, Inc.	$92,598
6,586	Deere & Company	1,972,309
135	Donaldson Company, Inc.	6,499
486	Energy Recovery, Inc.(b)	9,438
592	Enovis Corporation(b)	32,560
3,689	Evoqua Water Technologies Corporation(b)	119,929
344	Flowserve Corporation	9,849
1,039	Franklin Electric Company, Inc.	76,117
125	Graco, Inc.	7,426
532	Hillenbrand, Inc.	21,791
539	Hyster-Yale Materials Handling, Inc., Class A	17,367
68	IDEX Corporation	12,351
316	Ingersoll Rand, Inc.	13,297
33	Kadant, Inc.	6,018
290	Kennametal, Inc.	6,737
80	Lincoln Electric Holdings, Inc.	9,869
339	Lindsay Corporation	45,026
68	MSA Safety, Inc.	8,233
91	Nordson Corporation	18,422
229	Parker-Hannifin Corporation	56,345
87	Regal Rexnord Corporation	9,876
113	Snap-on, Inc.	22,264
90	Standex International Corporation	7,630
221	Stanley Black & Decker, Inc.	23,174
292	Terex Corporation	7,992
132	Toro Company (The)	10,004
9,179	Xylem, Inc.	717,614
		3,964,489
	MEDICAL EQUIPMENT & DEVICES — 5.1%
96	10X Genomics, Inc., Class A(b)	4,344
2,970	Abbott Laboratories	322,691
76	ABIOMED, Inc.(b)	18,811
1,477	Adaptive Biotechnologies Corporation(b)	11,949
765	Agilent Technologies, Inc.	90,859
41	Align Technology, Inc.(b)	9,703

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 5.1% (Continued)
283	Alphatec Holdings, Inc.(b)	$1,851
350	AngioDynamics, Inc.(b)	6,773
294	Artivion, Inc.(b)	5,551
104	AtriCure, Inc.(b)	4,249
4	Atrion Corporation	2,515
555	Avanos Medical, Inc.(b)	15,174
24,058	Avantor, Inc.(b)	748,204
3,736	Baxter International, Inc.	239,963
1,520	Becton Dickinson and Company	374,726
192	Bio-Rad Laboratories, Inc., Class A(b)	95,040
37	Bio-Techne Corporation	12,826
6,108	Boston Scientific Corporation(b)	227,645
491	Bruker Corporation	30,815
293	Cardiovascular Systems, Inc.(b)	4,207
85	CareDx, Inc.(b)	1,826
367	Cerus Corporation(b)	1,941
185	CONMED Corporation	17,716
95	Cooper Companies, Inc.	29,746
457	Cue Health, Inc.(b)	1,462
3,173	Danaher Corporation	804,419
562	DENTSPLY SIRONA, Inc.	20,080
428	DexCom, Inc.(b)	31,899
1,065	Edwards Lifesciences Corporation(b)	101,271
223	Envista Holdings Corporation(b)	8,594
373	Exact Sciences Corporation(b)	14,692
295	Globus Medical, Inc., Class A(b)	16,561
381	Haemonetics Corporation(b)	24,834
1,095	Hologic, Inc.(b)	75,884
152	ICU Medical, Inc.(b)	24,987
64	IDEXX Laboratories, Inc.(b)	22,447
285	Illumina, Inc.(b)	52,543
43	Inari Medical, Inc.(b)	2,924
205	Inogen, Inc.(b)	4,957
12	Inspire Medical Systems, Inc.(b)	2,192
88	Insulet Corporation(b)	19,179

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 5.1% (Continued)
1,054	Integer Holdings Corporation(b)	$74,476
524	Integra LifeSciences Holdings Corporation(b)	28,312
509	Intuitive Surgical, Inc.(b)	102,161
32	iRhythm Technologies, Inc.(b)	3,457
131	Lantheus Holdings, Inc.(b)	8,650
48	LeMaitre Vascular, Inc.	2,186
159	Masimo Corporation(b)	20,777
223	Meridian Bioscience, Inc.(b)	6,784
348	Merit Medical Systems, Inc.(b)	18,886
32	Mettler-Toledo International, Inc.(b)	36,761
693	Myriad Genetics, Inc.(b)	12,592
126	NanoString Technologies, Inc.(b)	1,600
458	Natera, Inc.(b)	16,232
320	Natus Medical, Inc.(b)	10,486
116	Neogen Corporation(b)	2,794
166	Nevro Corporation(b)	7,276
525	NuVasive, Inc.(b)	25,809
311	Orthofix Medical, Inc.(b)	7,321
86	Penumbra, Inc.(b)	10,709
449	PerkinElmer, Inc.	63,857
288	QuidelOrtho Corporation(b)	27,988
55	Repligen Corporation(b)	8,932
278	ResMed, Inc.	58,277
4,054	SmileDirectClub, Inc.(b)	4,216
1,626	SomaLogic, Inc.(b)	7,350
1,484	Stryker Corporation	295,212
58	Surmodics, Inc.(b)	2,159
114	Tandem Diabetes Care, Inc.(b)	6,748
203	Teleflex, Inc.	49,908
1,178	Thermo Fisher Scientific, Inc.	639,984
669	Varex Imaging Corporation(b)	14,310
140	Veracyte, Inc.(b)	2,786
153	Waters Corporation(b)	50,640
157	West Pharmaceutical Services, Inc.	47,472
1,690	Zimmer Biomet Holdings, Inc.	177,551
		5,362,709

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	METALS & MINING — 0.1%
1,183	Compass Minerals International, Inc.	$41,866
74	Encore Wire Corporation	7,690
537	Freeport-McMoRan, Inc.	15,713
315	Southern Copper Corporation	15,690
		80,959
	MORTGAGE FINANCE — 0.1%
1,052	AGNC Investment Corporation	11,646
2,009	Annaly Capital Management, Inc.(c)	11,873
187	Blackstone Mortgage Trust, Inc., Class A	5,174
969	Chimera Investment Corporation	8,547
1,692	New Residential Investment Corporation	15,769
524	PennyMac Mortgage Investment Trust	7,247
383	Starwood Property Trust, Inc.	8,001
		68,257
	MULTI ASSET CLASS REIT — 0.0%(a)
680	American Finance Trust, Inc.(b)	4,950
179	Apartment Income REIT Corporation	7,446
1,403	DigitalBridge Group, Inc., Class A(b)	6,847
401	Vornado Realty Trust	11,465
98	WP Carey, Inc.	8,120
		38,828
	OFFICE REIT — 0.1%
413	Alexandria Real Estate Equities, Inc.	59,897
242	American Assets Trust, Inc.	7,187
300	Boston Properties, Inc.	26,694
713	Brandywine Realty Trust	6,873
196	Douglas Emmett, Inc.	4,386
169	Highwoods Properties, Inc.	5,778
992	Hudson Pacific Properties, Inc.	14,721
170	Kilroy Realty Corporation	8,896
682	Paramount Group, Inc.	4,931
132	SL Green Realty Corporation	6,092
		145,455

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	PUBLISHING & BROADCASTING — 0.1%
4,461	Clear Channel Outdoor Holdings, Inc.(b)	$4,773
2,239	Gannett Company, Inc.(b)	6,493
300	Gray Television, Inc.	5,067
1,121	iHeartMedia, Inc., Class A(b)	8,845
203	New York Times Company (The), Class A	5,664
1,341	News Corporation, Class B	21,308
74	Nexstar Media Group, Inc., Class A	12,053
427	Sinclair Broadcast Group, Inc., Class A	8,711
439	TEGNA, Inc.	9,206
		82,120
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(a)
198	American Homes 4 Rent, Class A	7,017
297	Invitation Homes, Inc.	10,567
		17,584
	REAL ESTATE SERVICES — 0.2%
2,721	Anywhere Real Estate, Inc.(b)	26,747
1,479	CBRE Group, Inc., Class A(b)	108,869
1,044	Compass, Inc.(b)	3,769
466	eXp World Holdings, Inc.	5,485
401	Jones Lang LaSalle, Inc.(b)	70,119
911	Newmark Group, Inc., Class A	8,809
		223,798
	RENEWABLE ENERGY — 0.0%(a)
358	EnerSys	21,108
202	First Solar, Inc.(b)	13,762
915	Sunrun, Inc.(b)	21,374
		56,244
	RESIDENTIAL REIT — 0.0%(a)
95	AvalonBay Communities, Inc.	18,454
54	Camden Property Trust	7,262
112	Equity LifeStyle Properties, Inc.	7,893
267	Equity Residential	19,283
41	Essex Property Trust, Inc.	10,722
71	Mid-America Apartment Communities, Inc.	12,402

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RESIDENTIAL REIT — 0.0%(a) (Continued)
55	Sun Communities, Inc.	$8,765
175	UDR, Inc.	8,057
		92,838
	RETAIL — CONSUMER STAPLES — 2.0%
1,855	Albertsons Companies, Inc.	49,566
422	Big Lots, Inc.	8,849
361	Dollar General Corporation	88,604
340	Dollar Tree, Inc.(b)	52,989
54	Five Below, Inc.(b)	6,125
86	PriceSmart, Inc.	6,160
2,371	SpartanNash Company	71,533
1,032	Sprouts Farmers Market, Inc.(b)	26,130
1,556	Target Corporation	219,754
19,433	Walgreens Boots Alliance, Inc.	736,511
6,722	Walmart, Inc.	817,261
		2,083,482
	RETAIL — DISCRETIONARY — 1.7%
353	Aaron’s Company, Inc.	5,136
223	Abercrombie & Fitch Company, Class A(b)	3,773
666	Academy Sports & Outdoors, Inc.	23,670
62	Advance Auto Parts, Inc.	10,732
634	American Eagle Outfitters, Inc.	7,088
42	Asbury Automotive Group, Inc.(b)	7,112
199	AutoNation, Inc.(b)	22,240
11	AutoZone, Inc.(b)	23,640
672	Bath & Body Works, Inc.	18,090
146	Beacon Roofing Supply, Inc.(b)	7,499
1,402	Bed Bath & Beyond, Inc.(b)	6,968
4,204	Best Buy Company, Inc.	274,059
74	BlueLinx Holdings, Inc.(b)	4,944
139	Builders FirstSource, Inc.(b)	7,464
130	Burlington Stores, Inc.(b)	17,710
253	CarMax, Inc.(b)	22,891
376	Designer Brands, Inc., Class A	4,911
500	Dick’s Sporting Goods, Inc.	37,685

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL — DISCRETIONARY — 1.7% (Continued)
60	Dillard’s, Inc., Class A	$13,234
99	Floor & Decor Holdings, Inc., Class A(b)	6,233
476	Foot Locker, Inc.	12,019
378	GameStop Corporation, Class A(b)	46,229
2,552	Gap, Inc.	21,028
118	Genuine Parts Company	15,694
139	GMS, Inc.(b)	6,186
50	Group 1 Automotive, Inc.	8,490
1,245	Home Depot, Inc.	341,466
1,405	Kohl’s Corporation	50,144
54	Lithia Motors, Inc.	14,840
1,424	Lowe’s Companies, Inc.	248,730
4,177	Macy’s, Inc.	76,523
2,177	Nordstrom, Inc.	46,000
29	O’Reilly Automotive, Inc.(b)	18,321
87	Penske Automotive Group, Inc.	9,108
394	Petco Health & Wellness Company, Inc.(b)	5,808
10,748	Qurate Retail, Inc.	40,842
19	RH(b)	4,033
743	Ross Stores, Inc.	52,181
116	Rush Enterprises, Inc., Class B	5,755
651	Sally Beauty Holdings, Inc.(b)	7,760
162	Sonic Automotive, Inc., Class A	5,934
2,050	TJX Companies, Inc.	114,493
176	Tractor Supply Company	34,118
51	Ulta Beauty, Inc.(b)	19,659
353	Urban Outfitters, Inc.(b)	6,587
283	Victoria’s Secret & Company(b)	7,916
563	Warby Parker, Inc.(b)	6,339
96	Williams-Sonoma, Inc.	10,651
		1,761,933
	RETAIL REIT — 0.0%(a)
313	Brixmor Property Group, Inc.	6,326
51	Federal Realty Investment Trust	4,883
1,112	Kimco Realty Corporation	21,984

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL REIT — 0.0%(a) (Continued)
124	Realty Income Corporation	$8,464
89	Regency Centers Corporation	5,279
371	Simon Property Group, Inc.	35,215
		82,151
	SELF-STORAGE REIT — 0.0%(a)
58	Extra Space Storage, Inc.	9,867
73	Public Storage	22,825
		32,692
	SEMICONDUCTORS — 1.4%
509	Advanced Micro Devices, Inc.(b)	38,923
440	Amkor Technology, Inc.	7,458
208	Analog Devices, Inc.	30,387
1,074	Applied Materials, Inc.	97,713
269	Azenta, Inc.	19,395
266	Broadcom, Inc.	129,225
202	Cirrus Logic, Inc.(b)	14,653
30	CMC Materials, Inc.	5,235
30	Coherent, Inc.(b)	7,987
92	Diodes, Inc.(b)	5,940
87	Entegris, Inc.	8,015
185	II-VI, Inc.(b)	9,426
11,788	Intel Corporation	440,989
66	IPG Photonics Corporation(b)	6,213
94	KLA Corporation	29,994
133	Lam Research Corporation	56,678
284	Marvell Technology, Inc.	12,363
381	Microchip Technology, Inc.	22,128
1,981	Micron Technology, Inc.	109,510
97	MKS Instruments, Inc.	9,955
499	NVIDIA Corporation	75,643
514	ON Semiconductor Corporation(b)	25,859
261	Qorvo, Inc.(b)	24,618
1,040	QUALCOMM, Inc.	132,850
219	Skyworks Solutions, Inc.	20,288
55	Synaptics, Inc.(b)	6,493

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS — 1.4% (Continued)
172	Teradyne, Inc.	$15,403
508	Texas Instruments, Inc.	78,054
753	Vishay Intertechnology, Inc.	13,418
		1,454,813
	SOFTWARE — 3.5%
114	Adobe, Inc.(b)	41,731
90	Akamai Technologies, Inc.(b)	8,220
21	ANSYS, Inc.(b)	5,025
61	Autodesk, Inc.(b)	10,490
1,589	Avaya Holdings Corporation(b)	3,559
60	Cadence Design Systems, Inc.(b)	9,002
110	CDK Global, Inc.	6,025
247	Change Healthcare, Inc.(b)	5,696
97	Citrix Systems, Inc.	9,425
74	Concentrix Corporation	10,037
3,649	ContextLogic, Inc.(b)	5,838
554	Dropbox, Inc., Class A(b)	11,628
204	Ebix, Inc.	3,448
360	Evolent Health, Inc., Class A(b)	11,056
250	Fortinet, Inc.(b)	14,145
68	Intuit, Inc.	26,210
12,040	Microsoft Corporation	3,092,233
474	NortonLifeLock, Inc.	10,409
302	Oak Street Health, Inc.(b)	4,965
443	Omnicell, Inc.(b)	50,391
2,412	Oracle Corporation	168,526
24	Palo Alto Networks, Inc.(b)	11,855
466	R1 RCM, Inc.(b)	9,767
320	Salesforce, Inc.(b)	52,813
23	ServiceNow, Inc.(b)	10,937
186	SS&C Technologies Holdings, Inc.	10,801
36	Synopsys, Inc.(b)	10,933
568	VMware, Inc., Class A	64,741
47	Workday, Inc., Class A(b)	6,560
60	Zoom Video Communications, Inc., Class A(b)	6,478
		3,692,944

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE — 0.5%
1,231	American Express Company	$170,641
650	Bread Financial Holdings, Inc.	24,089
1,114	Capital One Financial Corporation	116,067
522	Discover Financial Services	49,371
1,427	Fidelity National Financial, Inc.	52,742
752	First American Financial Corporation	39,796
2,250	loanDepot, Inc.	3,240
556	MGIC Investment Corporation	7,006
205	Mr Cooper Group, Inc.(b)	7,532
371	OneMain Holdings, Inc.	13,868
172	PennyMac Financial Services, Inc.	7,518
309	PROG Holdings, Inc.(b)	5,099
259	Stewart Information Services Corporation	12,885
1,661	Synchrony Financial	45,877
64	Walker & Dunlop, Inc.	6,166
		561,897
	SPECIALTY REITS — 0.0%(a)
601	Iron Mountain, Inc.	29,263
98	Lamar Advertising Company, Class A	8,621
283	Outfront Media, Inc.	4,797
		42,681
	TECHNOLOGY HARDWARE — 5.5%
631	3D Systems Corporation(b)	6,121
20,845	Apple, Inc.	2,849,928
263	Arista Networks, Inc.(b)	24,654
330	Arrow Electronics, Inc.(b)	36,990
466	Avnet, Inc.	19,982
1,654	Benchmark Electronics, Inc.	37,314
386	Ciena Corporation(b)	17,640
7,460	Cisco Systems, Inc.	318,094
5,359	CommScope Holding Company, Inc.(b)	32,797
2,859	Corning, Inc.	90,087
19,776	Dell Technologies, Inc., Class C	913,849
66	F5, Inc.(b)	10,101
9,203	Hewlett Packard Enterprise Company	122,032

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE — 5.5% (Continued)
19,645	HP, Inc.	$643,963
3,160	Jabil, Inc.	161,824
877	Juniper Networks, Inc.	24,995
306	Knowles Corporation(b)	5,303
130	Lumentum Holdings, Inc.(b)	10,325
144	Motorola Solutions, Inc.	30,182
697	NCR Corporation(b)	21,684
390	NetApp, Inc.	25,444
280	NETGEAR, Inc.(b)	5,186
134	Plantronics, Inc.(b)	5,317
1,112	Plexus Corporation(b)	87,292
270	Pure Storage, Inc., Class A(b)	6,942
983	Sanmina Corporation(b)	40,038
578	Snap One Holdings Corporation(b)	5,300
543	Super Micro Computer, Inc.(b)	21,910
243	TD SYNNEX Corporation	22,137
738	TTM Technologies, Inc.(b)	9,225
32	Ubiquiti, Inc.	7,943
1,754	Western Digital Corporation(b)	78,632
2,110	Xerox Holdings Corporation	31,334
83	Zebra Technologies Corporation, Class A(b)	24,398
		5,748,963
	TECHNOLOGY SERVICES — 1.4%
265	Amdocs Ltd.	22,077
421	Automatic Data Processing, Inc.	88,427
495	Block, Inc., Class A(b)	30,423
127	Booz Allen Hamilton Holding Corporation	11,476
99	Broadridge Financial Solutions, Inc.	14,112
57	CACI International, Inc., Class A(b)	16,061
383	CDW Corporation/DE	60,345
1,337	Cognizant Technology Solutions Corporation,
	Class A	90,234
7,990	Conduent, Inc.(b)	34,517
2,713	DXC Technology Company(b)	82,231
34	EPAM Systems, Inc.(b)	10,023
194	Equifax, Inc.	35,459

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES — 1.4% (Continued)
110	Euronet Worldwide, Inc.(b)	$11,065
86	ExlService Holdings, Inc.(b)	12,670
20	Fair Isaac Corporation(b)	8,018
584	Fidelity National Information Services, Inc.	53,535
580	Fiserv, Inc.(b)	51,603
31	Gartner, Inc.(b)	7,497
248	Global Payments, Inc.	27,439
195	Green Dot Corporation, Class A(b)	4,896
98	ICF International, Inc.	9,310
213	Insight Enterprises, Inc.(b)	18,378
1,236	International Business Machines Corporation	174,511
29	Jack Henry & Associates, Inc.	5,221
4,720	Kyndryl Holdings, Inc.(b)	46,162
257	Mastercard, Inc., Class A	81,078
748	MAXIMUS, Inc.	46,757
549	MoneyGram International, Inc.(b)	5,490
147	Moody’s Corporation	39,980
185	Parsons Corporation(b)	7,478
257	Paychex, Inc.	29,265
1,199	PayPal Holdings, Inc.(b)	83,738
115	S&P Global, Inc.	38,762
361	TransUnion	28,876
123	TTEC Holdings, Inc.	8,350
856	Unisys Corporation(b)	10,298
90	Verisk Analytics, Inc.	15,578
336	Visa, Inc., Class A	66,155
1,608	Western Union Company	26,484
		1,413,979
	TELECOMMUNICATIONS — 5.2%
38,819	AT&T, Inc.	813,646
372	EchoStar Corporation, Class A(b)	7,180
1,060	Frontier Communications Parent, Inc.(b)	24,952
201	IDT Corporation, Class B(b)	5,055

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TELECOMMUNICATIONS — 5.2% (Continued)
11,239	Lumen Technologies, Inc.	$122,617
1,521	Telephone and Data Systems, Inc.	24,017
1,236	T-Mobile US, Inc.(b)	166,291
85,723	Verizon Communications, Inc.	4,350,442
		5,514,200
	TRANSPORTATION & LOGISTICS — 0.3%
1,094	CH Robinson Worldwide, Inc.	110,899
663	Expeditors International of Washington, Inc.	64,616
751	GXO Logistics, Inc.(b)	32,496
359	Hub Group, Inc., Class A(b)	25,467
190	JB Hunt Transport Services, Inc.	29,919
215	Landstar System, Inc.	31,265
61	Norfolk Southern Corporation	13,865
667	Ryder System, Inc.	47,397
		355,924
	TRANSPORTATION EQUIPMENT — 0.0%(a)
121	Cummins, Inc.	23,417
93	Westinghouse Air Brake Technologies Corporation	7,633
		31,050
	WHOLESALE — CONSUMER STAPLES — 3.6%
5,216	Andersons, Inc. (The)	172,076
15,334	Archer-Daniels-Midland Company	1,189,918
19,336	Bunge Ltd.	1,753,582
530	Calavo Growers, Inc.	22,112
547	Chefs’ Warehouse, Inc. (The)(b)	21,273
184	Grocery Outlet Holding Corporation(b)	7,844
3,111	Sysco Corporation	263,532
5,076	United Natural Foods, Inc.(b)	199,994
3,183	US Foods Holding Corporation(b)	97,654
		3,727,985

See accompanying notes to the financial statements.

Humankind US Stock ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	WHOLESALE — DISCRETIONARY — 0.1%
314	ePlus, Inc.(b)	$16,680
293	G-III Apparel Group Ltd.(b)	5,927
152	PC Connection, Inc.	6,696
358	ScanSource, Inc.(b)	11,148
151	Veritiv Corporation(b)	16,391
		56,842

	TOTAL COMMON STOCKS (Cost $108,137,705)	103,736,316

		Expiration	Exercise
Shares		Date	Price	Fair Value
	RIGHT — 0.0%(a)
	NON-LISTED RIGHT — 0.0%(a)
195	Zogenix, Inc. CVR(d)			129

	TOTAL RIGHT (Cost $129)			129

	TOTAL INVESTMENTS — 99.6% (Cost $108,134,549)			103,736,444
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			453,813
	NET ASSETS — 100.0%			$104,190,257

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LP - Limited Partnership

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	All or a portion of the security is held as collateral for written options.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to the financial statements.

Humankind US Stock ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

ASSETS
Investment securities:
Securities at Cost	$108,134,549
Securities at Value	$103,736,444
Cash	301,503
Dividends and interest receivable	92,451
Deposit with broker	60,000
TOTAL ASSETS	104,190,398

LIABILITIES
Investment advisory fees payable	141
TOTAL LIABILITIES	141
NET ASSETS	$104,190,257

Net Assets Consist of:
Paid in capital	$110,450,736
Accumulated loss	(6,260,479)

NET ASSETS	$104,190,257

Net Asset Value Per Share:
Net Assets	$104,190,257
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,054,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.70

Humankind US Stock ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME
Dividends (net of $28 foreign withholding taxes)	$991,054
Other income	213
TOTAL INVESTMENT INCOME	991,267

EXPENSES
Investment advisory fees	60,549

NET INVESTMENT INCOME	930,718

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on
Investments:	(4,650,165)
Inkind Redemptions:	2,857,150
Net change in unrealized appreciation on investments	(14,156,709)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(15,949,724)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(15,019,006)

*	Commenced operations on February 24, 2021

Humankind US Stock ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Period*
	Ended	Ended
	June 30,	December 31,
	2022	2021
	(Unaudited)
FROM OPERATIONS:
Net investment income	$930,718	$1,079,121
Net realized loss from investments	(4,650,165)	(165,306)
Net realized gain from distributions from underlying investments	—	4,556
Net realized gain from Inkind redemptions	2,857,150	3,218,150
Net change in unrealized depreciation on investments	(14,156,709)	9,758,604
Net decrease in net assets resulting from operations	(15,019,006)	13,895,125

DISTRIBUTIONS TO SHAREHOLDERS FROM:
From Return of Capital	—	(117,160)
Total distributions paid	(838,682)	(1,080,606)
Net decrease in net assets from distributions to shareholders	(838,682)	(1,197,766)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold:
Proceeds from shares sold	23,401,697	116,775,927
Payments for shares redeemed	(14,838,969)	(18,088,069)
Net increase in net assets from shares of beneficial interest	8,562,728	98,687,858

TOTAL DECREASE IN NET ASSETS	(7,294,960)	111,385,217

NET ASSETS:
Beginning of Period	111,485,217	100,000
End of Period	$104,190,257	$111,485,217

SHARE ACTIVITY
Shares Sold	850,000	4,400,000
Shares Redeemed	(550,000)	(650,000)
Net increase in shares of beneficial interest outstanding	300,000	3,750,000

*	Commenced operations on February 24, 2021.

Humankind US Stock ETF
FINANCIAL HIGHLIGHTS
June 30, 2022

(For a share outstanding during the period)

	For the	For the
	Six Months	Period
	Ended	Ended
	June 30,	December 31,
	2022	2021*
	(Unaudited)
Net asset value, beginning of period	$29.70	$25.00
Activity from investment operations:
Net investment income (1)	0.24	0.37
Net realized and unrealized gain on investments	(4.03)	4.69
Total from investment operations	(3.79)	5.06
Less distributions from:
Net investment income	(0.18)	(0.33)
Return of capital	(0.03)	(0.03)
Total distributions	(0.21)	(0.36)
Net asset value, end of period	$25.70	$29.70
Market price, end of period	$25.72	$29.71
Total return (2,3)	(12.78)%	20.31%
Net assets, end of period (000s)	$104,190	$111,485
Ratio of expenses to average net assets (4)	0.11%	0.11%
Ratio of net investment income to average net assets (4)	1.69%	1.54%
Portfolio Turnover Rate (2,5)	32%	22%

*	The Humankind US Stock ETF commenced operations on February 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total return is historical in nature and assumes changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

1.	ORGANIZATION

Humankind Benefit Corporation (the “Company”), is organized as a Benefit Corporation pursuant to the laws of the State of Maryland. The Company was incorporated on July 6, 2020. The Humankind US Stock ETF (the “Fund”) is a diversified series of the Company and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Company, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$103,736,315	$—	$—	$103,736,315
Rights	—	129	—	129
Total	$103,736,315	$129	$—	$103,736,444

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. federal, Maryland, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transaction and short-term investments, amounted to $20,869,428 and $20,694,642, respectively. For the period ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $23,325,888 and 14,860,449 respectively.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Directors and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the period ended June 30, 2022, the Fund incurred $60,549 in advisory fees, and $141 was due to the advisor.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of June 30, 2022, the Plan has not been activated. For the period ended June 30, 2022 the Fund did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Directors’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Fund may be a party and indemnification of the Directors and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Northern Lights Compliance Services, LLC (“NLCS”) — NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional
Fee for In-Kind and Cash	Variable Charge for Cash
Purchases	Purchases*
$250	2.00%

*	As a percentage of the amount invested.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION — TAX BASIS

At June 30, 2022, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Humankind US Stock ETF	$108,137,547	$5,369,324	$(9,770,427)	$(4,401,103)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended December 31, 2021 is as follows:

Period Ended
December 31,
2021
Ordinary Income	$1,080,606
Long-Term Capital Gain	—
Return of Capital	117,160
$1,197,766

As of December 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Post
		October				Total
Undistributed	Undistributed	Loss and	Capital	Other	Unrealized	Accumulated
Ordinary	Long-Term	Late Year	Loss Carry	Book/Tax	Appreciation/	Earnings/
Income	Gains	Loss	Forwards	Differences	(Depreciation)	(Losses)
$—	$—	$(431)	$(157,392)	$—	$9,755,032	$9,597,209

The difference between book basis and tax basis unrealized depreciation and accumulated net realized losses from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $431.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

At December 31, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Non-Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$(157,392)	$—	$(157,392)	$—

Permanent book and tax differences, primarily attributable to redemptions In-Kind have been made to increase (decrease) such accounts with offsetting adjustments for the Fund for the period ended December 31, 2021 as follows:

Accumulated
Paid In Capital	Earnings (Losses)
$3,217,310	$(3,217,310)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Humankind US Stock ETF
EXPENSE EXAMPLE (Unaudited)
June 30, 2022

As a shareholder of the Fund you incur ongoing costs, which include management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022 (the “period”).

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Annualized	During Period
	1/1/22	6/30/2022	Expense Ratio	1/1/22-6/30/2022
Actual*	$1,000.00	$872.20	0.11%	$0.51
Hypothetical*
(5% return before expenses)	$1,000.00	$1,024.25	0.11%	$0.55

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period (184), divided by the number of days in the fiscal year (365).

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Risk Management Program Administrator (the “Administrator”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

MARYLAND BENEFIT CORPORATION

Privacy Policies and Procedures

The Maryland Benefit Corporation, (the “Company”) has adopted the following privacy policies in order to safeguard the personal information of the Company’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Company officers are responsible for ensuring that the following policies and procedures are implemented:

1)       The Company is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations 18. The Company will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)       The Company conducts its business affairs through its Directors, officers and third parties that provide services pursuant to agreements with the Company. The Company has no employees. It is anticipated that the Directors and officers of the Company who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Company.

3)       The Company may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)       The Company may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Company will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Company has adopted the following procedures:

1)       The Company will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)       The Company will direct each of its Service Providers to adhere to the privacy policy of the Company and to its privacy policies with respect to all customer information of the Company and to take all actions reasonably necessary so that the Company is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

[18]	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

3)       The Company requires its Service Providers to provide periodic reports to the Company’s Board of Directors outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Company’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-557-6657 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Humankind Investments LLC
79 Madison Avenue
New York, NY 10016

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUMANKIND-SAR22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz

James Katz, Director

Date 9/6/22

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz

James Katz, Principal Executive Officer/President

Date 9/6/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/6/22